Note 8 - SBA Loans (Narrative) (Q2) (Details) - PPP Loans - COVID-19 - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 10, 2020	May 28, 2020
Loans and Leases Receivable, Net of Deferred Income [Abstract]
Loans received			$ 460,000
Loans payable, classified as current	$ 132,514
Loans payable, classified as noncurrent	$ 321,821
Principal amount SBA loan		$ 150,000
Accrued interest rate		3.75%
Term of loan principal and interest payable	30 years
SBA loan classified as non-current	$ 150,000